Schedule of fair value information (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other receivables (including Long-term receivables)	$ 2,638	$ 1,952,834
Financial assets at FVOCI		1,789,804
Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Other receivables (including Long-term receivables)		1,952,834
Financial assets at FVOCI		1,789,804
Fair value measurements		3,742,638
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Other receivables (including Long-term receivables)
Financial assets at FVOCI
Fair value measurements
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Other receivables (including Long-term receivables)		1,952,834
Financial assets at FVOCI
Fair value measurements		1,952,834
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Other receivables (including Long-term receivables)
Financial assets at FVOCI		1,789,804
Fair value measurements		$ 1,789,804